JPMorgan SmartRetirement Blend 2065 Fund Average Annual Total Returns - I Shares [Member]		12 Months Ended	38 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI INDEX(Net Total Return) (Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	20.78%
S&P TARGET DATE 2065+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	18.46%
JPM SMARTRETIREMENT BLEND 2065 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.25%	18.80%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		19.76%	17.74%
Performance Inception Date	Nov. 01, 2022
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.92%	17.09%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	13.80%